Concentrations of Credit Risk and Major Customers	12 Months Ended
Mar. 31, 2023
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
17.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and accounts receivables.

The Group’s cash and cash equivalents are high-quality deposits placed with authorized banking institutions. This investment policy limits the Group’s exposure to concentrations of credit risk.

Accounts receivable from the four customers with the largest receivable balances or customers that individually comprised 10% or more of receivable balance as of March 31, 2022 and 2023 are as follows:

	Percentage of accounts receivable
	2022	2023
	%	%

Customer B	23.3	31.7
Customer A	30.3	30.2
Customer D	12.5	14.5
Customer C	22.0	14.1

Four largest receivable balances	88.1	90.5

A substantial percentage of the Group’s sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total revenue from contracts with customers in any of the years ended March 31, 2021, 2022 and 2023 are as follows:

	Year ended March 31,
	2021	2022	2023
	%	%	%

Customer B (note a)	46.6	33.4	35.3
Customer C (note b)	25.9	26.5	33.0
Customer D (note a)	15.3	16.7	16.5
Customer E (note a)	***	***	10.0
	87.8	76.6	94.8

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer was reported in the Metal Stamping operating segment.